Retirement-Related Benefits Schedule of Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Contribution expense from retirement plans [Line Items]
Total Contribution Expense for Defined Contribution and Benefit Plans	$ 1,070	$ 1,062	$ 1,010
Domestic Defined Contribution Pension [Domain]
Contribution expense from retirement plans [Line Items]
Defined Contribution Plan, Cost Recognized	898	877	818
Foreign Defined Contribution Pension [Domain]
Contribution expense from retirement plans [Line Items]
Defined Contribution Plan, Cost Recognized	167	165	166
Foreign Pension Plan [Member]
Contribution expense from retirement plans [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 5	$ 20	$ 26